Summary of Significant Accounting Policies and Practices - Schedule of Foreign Currency Transactions (Details)	Mar. 31, 2026	Mar. 31, 2025
Average Rate [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Exchange Rate, Translation	0.078039	0.07793
Year-end Spot rate [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Exchange Rate, Translation	0.0784	0.077799